NOTE 8. OTHER EXPENSES (Tables) (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
Other Expenses
	For the Year Ended December 31,
	2012	2011
Other expenses
Computer and internet	$4,060	$2,998
Telephone	1,214	1,114
Other	1,137	394
	$6,411	$4,506